Loans (Details 6) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013 item	Jun. 30, 2012 item	Jun. 30, 2013 item	Jun. 30, 2012 item	Dec. 31, 2012 item	Dec. 31, 2011 item
Troubled Debt Restructurings
Number of loans determined to be TDRs	1		1
Number of loans determined to be TDRs that were restructured	3	3	3	3
Number of loans for which payment and interest rate were lowered		2		2	2	6
Number of loans for which payment have been modified to interest only		1		1
Number of Contracts		3	1	3	3	8
Pre-Modification Outstanding Recorded Investment		$ 649	$ 257	$ 649	$ 636	$ 3,922
Post-Modification Outstanding Recorded Investment		636	257	636	636	3,922
Troubled Debt Restructurings that subsequently defaulted
Number of Contracts		1		1		5
Recorded Investment		638		638		715
Number of loans determined to be TDRs subsequently defaulted	0		0
Accrual
Troubled Debt Restructurings
Number of Contracts					2	1
Pre-Modification Outstanding Recorded Investment					596	3,138
Post-Modification Outstanding Recorded Investment					596	3,138
Mortgage-commercial
Troubled Debt Restructurings that subsequently defaulted
Number of Contracts		1		1		4
Recorded Investment		638		638		704
Mortgage-commercial | Accrual
Troubled Debt Restructurings
Number of Contracts		2		2	2	1
Pre-Modification Outstanding Recorded Investment		596		596	596	3,138
Post-Modification Outstanding Recorded Investment		$ 596		$ 596	$ 596	$ 3,138